Shareholders' equity	6 Months Ended
Jun. 30, 2019
Shareholders' equity
Equity

11.   Equity

In the six-month periods ended June 30, 2019 and 2018 there were no quantitative or qualitative changes in the Group's equity other than those indicated in the condensed consolidated statements of changes in total equity.

a)	Capital

As of June 30, 2019 and December 31, 2018, the Bank's capital stock was represented by 16,236,573,942 shares, with a nominal amount of EUR 8,118 million, in both dates.

b)	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	Millions of euros
	06-30-2019	12-31-2018
Other comprehensive income accumulated	(21,425)	(22,141)
Items not reclassified to profit or loss	(3,625)	(2,936)
Actuarial gains or losses on defined benefit pension plans	(4,141)	(3,609)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	1	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	527	597
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	—	—
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(12)	75
Items that may be reclassified to profit or loss	(17,800)	(19,205)
Hedge of net investments in foreign operations (effective portion)	(5,074)	(4,312)
Exchange differences	(14,927)	(15,730)
Hedging derivatives. Cash flow hedges (effective portion)	393	277
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,051	828
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(243)	(268)

c)  Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans

The changes in the balance of Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans include the actuarial gains or losses generated in the period and the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset), less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling. Its variation is shown in the condensed consolidated statement of Recognised income and expense.

During the first six months of 2019 actuarial losses (net of actuarial gains) on defined benefit pension plans amounts to EUR 833 million, which main impact is:

-

Increase of EUR 314 million in the accumulated actuarial losses corresponding to the Group's businesses in the United Kingdom, mainly due to the variation in the discount rate (decrease from 2.90% to 2.35%).

-

Increase of EUR 304 million in the accumulated actuarial losses corresponding to the Group's businesses in the Brazil, mainly due to the variation in the discount rate (decrease from 9.11% to 7.72%, for pension plans and from 9.26% to 7.86% for medical plans).

-	Increase of EUR 161 million in the accumulated actuarial losses corresponding to the Group's businesses in the Spain, mainly due to the variation in the discount rate (decrease from 1.55% to 1.10)%.

Likewise, the differences in the cumulative actuarial gains and losses account for an increase of EUR 54 million, as a consequence of the evolution of exchange rates and other effects.

d)	Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income

Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.

Below is a breakdown of the composition of the balance as of June 30, 2019 under “Other comprehensive income - Items that cannot be reclassified to profit or loss - Changes in the fair value of debt equity measured at fair value with changes in other comprehensive income depending on the geographical origin of the issuer”:

	Millions of euros
	06-30-2019				12-31-2018
			Net				Net
	Revaluation	Revaluation	revaluation	Fair	Revaluation	Revaluation	revaluation	Fair
	gains	losses	gains/(losses)	value	gains	losses	gains/(losses)	value
Equity instruments
Domestic
Spain	19	(444)	(425)	185	20	(216)	(196)	417
International
Rest of Europe	60	(78)	(18)	319	160	(76)	84	652
United States	13	—	13	45	9	—	9	42
Latin America and rest	960	(3)	957	2,240	708	(8)	700	1,560
	1,052	(525)	527	2,789	897	(300)	597	2,671
Of which:
Listed	961	(15)	946	2,289	818	(18)	800	1,943
Unlisted	91	(510)	(419)	500	79	(282)	(203)	728

e)	Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences

Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.

Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.

The net variation of both headings recognised during the first semester of 2019, recorded in the statement of income and expenses  recognised as a consolidated summary, reflects the effect generated by the appreciation of Brazilian real and the depreciation of the Pound sterling and the US Dollar  (Note 1.e). From this variation, a gain of EUR 144 million corresponds to the valuation at the closing exchange rate of goodwill of the semester (Note 8).

f)	Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income

Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.

Below is a breakdown of the composition of the balance as of June 30, 2019 and December 31, 2018 under Other comprehensive income - Items that can be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	Millions of euros
	06-30-2019				12-31-2018
			Net				Net
			revaluation				revaluation
	Revaluation	Revaluation	gains/	Fair	Revaluation	Revaluation	gains/	Fair
	gains	losses	(losses)	value	gains	losses	(losses)	value
Debt instruments
Government and central banks debt instruments
Spain	717	(4)	713	29,002	323	(3)	320	38,550
Rest of Europe	679	(32)	647	20,039	373	(55)	318	17,494
Latin America and rest of the world	715	(42)	673	44,820	448	(117)	331	42,599
Private-sector debt instruments	80	(62)	18	21,412	37	(178)	(141)	19,777
	2,191	(140)	2,051	115,273	1,181	(353)	828	118,420